Components of Net Deferred Tax Assets (Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	[1]	¥ 392,363	¥ 448,926
Parent Company
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards		¥ 281,403	¥ 309,462
Net operating loss carryforwards expired				¥ 1,262,000

[1]	The amount includes ¥309,462 million and ¥281,403 million related to MHFG's carryforwards resulting mainly from intercompany capital transactions as of March 31, 2014 and 2015, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.